Note 11 - Convertible Note Arrangement and Royalty (Details Textual)													10 Months Ended	12 Months Ended
	Oct. 29, 2025	Oct. 22, 2025 CAD ($) $ / shares shares	Jan. 01, 2025	Nov. 27, 2024 CAD ($) $ / shares shares	Nov. 27, 2024 USD ($) $ / shares shares	Aug. 28, 2024	Mar. 21, 2024 CAD ($) $ / shares shares	Mar. 21, 2024 USD ($) shares	Feb. 27, 2024 $ / shares	Feb. 12, 2024	Jan. 15, 2024	Feb. 13, 2023 CAD ($) shares	Oct. 22, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 $ / shares	Oct. 22, 2025 USD ($) $ / shares shares	Oct. 21, 2025 USD ($)	Mar. 05, 2025	Dec. 31, 2024 $ / shares	Nov. 27, 2024 USD ($) $ / shares shares	Feb. 13, 2024 CAD ($)	Feb. 13, 2024 USD ($)	Jan. 31, 2024 $ / shares	Feb. 13, 2023 USD ($) $ / shares shares
Statement Line Items [Line Items]
Royalty payments, cumulative cap																		$ 10,000,000	$ 6,000,000
Increase (decrease) through conversion of interest on convertible instruments, equity															$ 543,000	$ 795,000
Proceeds from borrowings, classified as financing activities														$ 4,706,000
Shares issued, price per share (in dollars per share) | $ / shares									$ 3.24
Number of share options granted in share-based payment arrangement	2,669,000		125,000			250,000				753,923	25,000			2,794,000	1,028,923
Royalty term (Year)		7 years											7 years					7 years	5 years
Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, issue of equity (in shares) | shares				460,405	460,405
Proceeds from issuing shares				$ 1,401,000
Shares issued, price per share (in dollars per share) | $ / shares					$ 2.172
Price per share purchasable by warrants (in CAD per share) | $ / shares		$ 1.25											$ 1.25
The 2028 warrants [member]
Statement Line Items [Line Items]
Class of warrants or rights, number of securities called by warrants or rights 1 (in shares) | shares												2,699,014														2,699,014
Warrants and rights outstanding, term 1 (Year)												5 years
Class of warrant or right, exercise price (in dollars per share) | (per share)				$ 3.4																					$ 4	$ 9.92
Class of warrant or right, acceleration clause, period (Day)				30 days	30 days
Class of warrant or right, acceleration clause, stock price trigger (in CAD per share) | $ / shares				$ 3.4
Class of warrant or right, threshold percentage of stock price trigger				20.00%	20.00%
Class of warrant or right, acceleration clause, threshold consecutive trading days				10																		10
Class of warrant or right, acceleration clause, period before reduced term after trigger (Day)				7 days	7 days
Number of other equity instruments outstanding in share-based payment arrangement														0							2,699,014
The 2027 warrants [member]
Statement Line Items [Line Items]
Class of warrants or rights, number of securities called by warrants or rights 1 (in shares) | shares				1,136,364																		1,136,364
Warrants and rights outstanding, term 1 (Year)				2 years	2 years
Class of warrant or right, exercise price (in dollars per share) | $ / shares				$ 4
Share price (in CAD per share) | $ / shares				$ 2.72
Number of other equity instruments granted in share-based payment arrangement				1,136,364	1,136,364
Weighted average fair value at measurement date, other equity instruments granted				$ 1,221,000
The 2027 warrants [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities				0.032																		0.032
The 2027 warrants [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities				0.70																		0.70
The 2027 warrants [member] | Expected dividends, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities				0																		0
Warrants issued on August 23, 2023 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price (in dollars per share) | $ / shares				$ 6.84
New equity offering warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price (in dollars per share) | $ / shares		$ 0.75											$ 0.75
Number of other equity instruments outstanding in share-based payment arrangement														101,041,712							0
Number of other equity instruments granted in share-based payment arrangement														46,000,000
Class of warrants or rights, shares issuable per warrant (in shares) | shares		1											1					1
Price per share purchasable by warrants (in CAD per share) | $ / shares		$ 1.25											$ 1.25
Weighted average fair value at measurement date, other equity instruments granted		$ 79,562											$ 79,562	$ 28,410
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares													$ 2.31	$ 1.11
Expected volatility, other equity instruments granted													87.00%	90.00%
Risk free interest rate, other equity instruments granted													2.39%	2.81%
Pre-funded warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement														26,405,657							0
Number of other equity instruments granted in share-based payment arrangement														31,735,657
Number of other equity instruments exercised or vested in share-based payment arrangement														5,330,000
Nominal exercise price (in CAD per share) | $ / shares		$ 0.000001											$ 0.000001
Weighted average fair value at measurement date, other equity instruments granted		$ 73,309,000											$ 73,309,000	$ 29,309,000
New equity offering [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		46,000,000
Number of share options granted in share-based payment arrangement		46,000,000
Units issued, shares issuable per unit (in shares) | shares		1
The 2028 notes [member]
Statement Line Items [Line Items]
Notional amount												$ 68,049,000														$ 51,000,000
Borrowings, interest rate								8.99%				8.99%														8.99%
Borrowings, covenant, percentage of royalty on operating revenue for first twelve months												0.60%
Borrowings, covenant, percentage of royalty on revenue from refinery from second to fifth years												0.60%
Royalty payments, cumulative cap																										$ 6,000,000
Increase (decrease) through conversion of interest on convertible instruments, equity							$ 543	$ 401
Increase (decrease) in number of shares outstanding, conversion of interest on convertible instruments (in shares) | shares							210,760	210,760
Borrowings, covenant, minimum liquidity balance																								$ 2,000,000
Proceeds from borrowings, classified as financing activities				$ 9,157,000	$ 6,521,000									$ 0	$ 0	68,049,000
Shares issued, price per share (in dollars per share) | $ / shares							$ 2.5756
Share price (in CAD per share) | $ / shares																	$ 1.66				$ 1.807
Borrowings, Deferred Interest Rate																				2.25%
Borrowings								$ 51,000,000
The 2028 notes [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities														0.03509							0.04393
The 2028 notes [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities														1.05							0.63
The 2028 notes [member] | Credit spread, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities														0.274							0.263
The 2027 notes [member]
Statement Line Items [Line Items]
Notional amount				$ 5,615,000																		$ 4,000,000
Borrowings, interest rate				12.00%																		12.00%
Borrowings, covenant, minimum liquidity balance																						$ 2,000,000
Proceeds from borrowings, classified as financing activities					4,000,000									$ 0	5,498,000	0
Proceeds from issuing shares					$ 5,000,000
Borrowings, convertible, number of equity instruments upon conversion (in shares) | shares				240,211																		240,211
Borrowings, convertible, principal amount denomination for conversion																						$ 1,000
Borrowings, convertible, conversion price (in dollars per share) | $ / shares																						$ 2.4978
Borrowings, Deferred Interest Rate																				2.50%
The 2027 notes [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, issue of equity (in shares) | shares				443,225	443,225
Equity exchange [member]
Statement Line Items [Line Items]
Conversion of debt, percent of debt converted		60.00%											60.00%					60.00%
Conversion of debt, price per unit for conversion (in CAD per share) | $ / shares		$ 0.75											$ 0.75
Equity exchange [member] | New equity offering warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement														55,041,712
Equitized notes [member
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares		55,041,712											55,041,712					55,041,712
Equitized notes [member | Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares		23,306,055											23,306,055					23,306,055
Equitized notes [member | New equity offering warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		55,041,712											55,041,712					55,041,712
Equitized notes [member | Pre-funded warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		31,735,657
Rolled notes [member]
Statement Line Items [Line Items]
Conversion of debt, percent of debt converted		40.00%											40.00%					40.00%
Common shares equal to principle amount, percent		12.50%											12.50%					12.50%
Debt exchange per share (in dollars per share) | $ / shares																		$ 0.9
Rolled notes [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares		3,822,341											3,822,341					3,822,341
Equity exchange, conversion of 2028 and 2027 notes into equity [member]
Statement Line Items [Line Items]
Ownership of shares, percent		9.90%
Term loan [member]
Statement Line Items [Line Items]
Notional amount		$ 38,902											$ 38,902					$ 27,795
Borrowings, interest rate		12.80%											12.80%					12.80%
Borrowings, covenant, minimum liquidity balance		$ 15,000,000											$ 15,000,000										$ 2,000,000
Fair value of borrowing		37,258,000											37,258,000
The 2028 and 2027 notes [member]
Statement Line Items [Line Items]
Fair value of borrowing		(37,258,000)											(37,258,000)
Gain (loss) from extinguishment of debt before transaction costs														$ (168,183,000)
The 2028 and 2027 notes [member] | New equity offering warrants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, other equity instruments granted		79,562,000											79,562,000
The 2028 and 2027 notes [member] | Pre-funded warrants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, other equity instruments granted		$ 73,309,000											$ 73,309,000
Short-term bridge loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate		12.00%											12.00%					12.00%
Proceeds from borrowings, classified as financing activities														$ 2,784,000	$ 0	$ 0
Borrowings		$ 2,784,000											$ 2,784,000					$ 2,000,000
Repayments of current borrowings		$ 2,856,000